UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06173
UBS Municipal Money Market Series
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
(Address of principal executive offices) (Zip code)
Mark F. Kemper, Esq. UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2004

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Municipal Money Market Series

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	November 29, 2004

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer

Date:	November 29, 2004

Item 1. Schedule of Investments

UBS RMA New Jersey Municipal Money Fund

Schedule of Investments—September 30, 2004 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Municipal Bonds and Notes—93.12%
400	New Jersey Economic Development Authority (Bayonne Project Improvement), Series A	A	1.750	400,000
3,170	New Jersey Economic Development Authority (Bayonne Project Improvement), Series C	A	1.750	3,170,745
885	New Jersey Economic Development Authority (Church and Dwight Co. Project)	A	1.690	885,000
6,000	New Jersey Economic Development Authority (Crowley Liner Services Project)	A	1.670	6,000,000
2,250	New Jersey Economic Development Authority (Danic Urban Renewal)	A	1.690	2,250,000
3,145	New Jersey Economic Development Authority (Institute of Electrical), Series A	A	1.660	3,145,000
405	New Jersey Economic Development Authority (Kenwood USA Corp. Project)	A	1.680	405,000
2,000	New Jersey Economic Development Authority (Thermal Energy Limited Partnership)	A	1.700	2,000,000
2,000	New Jersey Economic Development Authority (Transportation), Series N10-Regulation D	A	1.750	2,000,000
4,500	New Jersey Economic Development Authority (Center for Aging-Applewood)	A	1.610	4,500,000
3,200	New Jersey Economic Development Authority Speciality Facilities Revenue (Port Newark Container LLC)	A	1.720	3,200,000
4,625	New Jersey Educational Facilities Authority (College of New Jersey), Series A	A	1.700	4,625,000
200	New Jersey Educational Facilities Authority (Princeton University), Series B	A	1.800	200,000
4,770	New Jersey Health Care Facilities Authority (St. Barnabas), Series A	A	1.670	4,770,000
1,900	New Jersey Health Care Facilities Authority (St. Claire’s Hospital), Series A-4	A	1.660	1,900,000
5,800	New Jersey Health Care Facilities Authority (St. Peter’s Hospital), Series B	A	1.700	5,800,000
5,000	New Jersey Health Care Facilities Authority (Variable Capital Health Systems Obligation), Group B	A	1.660	5,000,000
2,320	New Jersey Sports & Exposition Authority, Series B-1	A	1.680	2,320,000
5,000	New Jersey Transport Trust Fund Authority, Series 941D	A	1.690	5,000,000
4,300	New Jersey Turnpike Authority	A	1.650	4,300,000
2,000	New Jersey Turnpike Authority (Putters Series 155)	A	1.700	2,000,000
1,000	Cedar Grove Township School District Bond Anticipation Notes	08/25/05	3.000	1,011,213
1,000	Edison Township Bond Anticipation Notes	06/22/05	3.000	1,009,243
1,007	Freehold Borough Bond Anticipation Notes, Series A	12/16/04	2.000	1,007,215
4,655	Glen Rock Bond Anticipation Notes	05/27/05	3.000	4,695,806
1,600	Gloucester County Industrial Pollution Control Financing Authority Revenue Refunding (Exxon Mobil)	A	1.630	1,600,000
774	Haddonfield Bond Anticipation Notes	02/25/05	2.750	777,758
3,255	Hoboken Bond Anticipation Notes, Series A	12/15/04	2.000	3,259,208
1,000	Jersey City Redevelopment Authority Multi-Family Housing (Dickson Mills)	A	1.680	1,000,000
1,898	Mendham Township Bond Anticipation Notes	06/30/05	3.000	1,916,711
1,000	Mercer County Improvement Authority (Atlantic Foundation)	A	1.640	1,000,000
1,950	Monmouth County Improvement Authority (Pooled Government Loan Program)	A	1.650	1,950,000
1,500	Port Authority of New York and New Jersey Special Obligation Revenue (Versatile Structure Obligation), Series 2	A	1.730	1,500,000
2,100	Port Authority of New York and New Jersey Special Obligation Revenue (Versatile Structure Obligation), Series 3	A	1.740	2,100,000
3,100	Port Authority of New York and New Jersey Special Obligation Revenue (Versatile Structure Obligation), Series 5	A	1.740	3,100,000
3,800	Rutgers State University Refunding, Series A	A	1.650	3,800,000
1,750	Rutherford Tax Anticipation Notes	02/04/05	1.900	1,752,057
1,525	Salem County Pollution Control Financing Refunding (Atlantic City Electric), Series A	A	1.670	1,525,000
4,000	South Monmouth Regional Sewage Authority Project Notes	01/27/05	2.000	4,008,138
3,742	Sussex County Bond Anticipation Notes	11/12/04	2.000	3,745,343
1,200	Tewksbury Township Bond Anticipation Notes	11/18/04	2.000	1,201,030
6,000	Union County Improvement Authority (Cedar Glen Housing Corp.), Series A	A	1.740	6,000,000
3,300	University of Medicine & Dentistry, Series B	A	1.690	3,300,000

Total Municipal Bonds and Notes (cost—$115,129,467)				115,129,467

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
Tax-Exempt Commercial Paper—6.31%

7,808	Puerto Rico Commonwealth Government Development Bank (cost—$7,808,000)	10/07/04 to 01/14/05	1.300 to 1.690	7,808,000
Total Investments (cost—$122,937,467 which approximates cost for federal income tax purposes)—99.43%				122,937,467

A—Variable rate demand notes are payable on demand. The interest rates shown are current rates as of September 30, 2004 and reset periodically.

Weighted average maturity — 38 days

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Exhibit EX-99.CERT

Certifications

I, Joseph A. Varnas, President of UBS Municipal Money Market Series, certify that:

1.                                       I have reviewed this report on Form N-Q of UBS Municipal Money Market Series;

2.                                       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.                                       Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.                                       The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)          Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)         Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(c)          Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.                                       The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)          All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)         Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	November 29, 2004

I, Thomas Disbrow, Treasurer of UBS Municipal Money Market Series, certify that:

1.                                       I have reviewed this report on Form N-Q of UBS Municipal Money Market Series;

2.                                       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.                                       Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.                                       The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)          Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)         Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(c)          Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.                                       The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)          All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)         Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer

Date:	November 29, 2004